FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 29, 2012
Schedule of Fair Value of Senior Notes

The fair value of the Senior Notes and the Senior Secured Notes are considered Level 2 fair value measurements and are based on market trades of these securities on or about the dates below.

	2012		2011
(In thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
6.25% Senior Notes	$149,953	$153,750	$399,953	$381,067
9.75% Senior Secured Notes	$250,000	$265,938	—	—